Summary of Organization and Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 28, 2013 Segment Customer State	Dec. 29, 2012 Customer	Dec. 31, 2011 Customer	Dec. 28, 2013 Senior Secured Credit Facility, Revolver [Member]	Dec. 28, 2013 Level 3 [Member]	Dec. 29, 2012 Level 3 [Member]	Dec. 28, 2013 Observable Inputs (Level 2) [Member]	Dec. 29, 2012 Observable Inputs (Level 2) [Member]	Dec. 28, 2013 Sales [Member]	Dec. 29, 2012 Sales [Member]	Dec. 31, 2011 Sales [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member] Reporting_Unit	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member] Sales [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member] Sales [Member]	Dec. 31, 2011 Continental Cement Company, L.L.C. [Member] Sales [Member]	Dec. 28, 2013 Ohio Valley Asphalt, LLC [Member]	Dec. 28, 2013 Minimum [Member]	Dec. 28, 2013 Maximum [Member]
Summary Of Significant Accounting Policies And Recent Accounting Pronouncements [Line Items]
Number of operating states	14
Percentage of owned subsidiary	100.00%
Number of operating segment	3
Redeemable noncontrolling interest percentage												30.00%					20.00%
Ownership investment percentage																		20.00%	50.00%
Customer accounted revenue									10.00%	10.00%	10.00%			16.00%	13.00%	14.00%
Number of customers accounted for more than 10% of total revenue	0	0	0
Net loss from asset dispositions	$ (12,419,000)	$ (2,564,000)	$ (2,349,000)
Impairment charges	0	0	0
Inflation rate	2.50%											2.50%
Amortization expense	800,000	600,000	500,000
Discount rate	8.40%
Reductions recognized in contingent consideration		400,000	10,300,000
Fair value of deferred consideration					28,300,000	4,200,000
Fair value of noncompete obligations					23,400,000	7,400,000
Fair value of long-term debt							696,500,000	670,700,000
Carrying value of long-term debt	662,987,000						663,000,000	639,800,000
Revolving credit facility, fair value				26,000,000
Value of goodwill	127,038,000	179,120,000	153,375,000									24,096,000	24,096,000
Number of reporting unit for annual impairment analysis												1
Goodwill impairment charges												0	0
Impairment	$ 68,202,000											$ 0	$ 0